Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Significant Accounting Policies (Details) [Line Items]
Interest rate	3.54%	0.27%	0.27%
General and administrative (in Dollars)	$ 1,778	$ 892
Bottom of range [member] | Computer software [member]
Significant Accounting Policies (Details) [Line Items]
Estimated useful life	5 years
Top of range [member] | Computer software [member]
Significant Accounting Policies (Details) [Line Items]
Estimated useful life	7 years